Note 38 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 20, 2020	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Percentage of ownership		64.00%
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (5,699)	$ (6,179)
Caledonia Connemara Private Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 4,403	$ 10,559
Caledonia Maligreen Private Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 14,860	$ 14,860
Caledonia Bilboes and Motapa Private [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (8,006)	$ (8,700)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ (34,437)	$ (48,149)
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]		64.00%	64.00%
Net assets of Blanket Mine (100%)	[1]		$ (2,867)	$ (217)
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[2]		0.00%	0.00%
Net assets of Blanket Mine (100%)	[2]		$ 0	$ 0
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 1	$ 0
Arraskar Investments (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 0	$ 0
Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 40	$ 0
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 831	$ 805
Caledonia Mining FZCO [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Net assets of Blanket Mine (100%)			$ 436	$ 61

[1]	Refer to note 5 for the effective shareholding. NCI has a 13.2% (2023: 13.2%, 2022: 13.2%) interest in cash flows of Blanket only.
[2]	BETS and the Community Trust are consolidated as structured entities.